FINANCIAL INSTRUMENTS - Fair value of Debt Instruments (Details) - Summit Holdings - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Carrying value | Revolving credit facility
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Revolving credit facility	$ 475,000	$ 648,000
Carrying value | Senior Notes | 5.5% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	296,641	296,484
Carrying value | Senior Notes | Senior Notes 5.75%
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	493,271	0
Carrying value | Senior Notes | 7.5% Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	0	295,817
Fair value | Revolving credit facility | Estimated fair value (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Revolving credit facility	475,000	648,000
Fair value | Senior Notes | 5.5% Senior Notes | Estimated fair value (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	300,500	294,500
Fair value | Senior Notes | Senior Notes 5.75% | Estimated fair value (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	497,500	0
Fair value | Senior Notes | 7.5% Senior Notes | Estimated fair value (Level 2)
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes	$ 0	$ 316,000